Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
On September 15, 2015, the Puerto Rico Department of the Treasury issued a favorable determination letter stating that the Plan, as then designed, met the requirements of Section 1081.01 of the PRIRC and the Regulations thereunder, and that the related trust was exempt from income taxes. As described in Note 1, the Plan has been amended; however, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the PRIRC. Therefore, they believe that the Plan was qualified and the related trust was tax-exempt as of the financial statement date.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken uncertain tax positions that more-likely-than-not would not be sustained upon examination by applicable taxing authorities. The Plan Administrator has analyzed tax positions taken by the Plan and has concluded that, as of December 31, 2025, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions. No audits for any tax periods are in progress.